CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	6 Months Ended				12 Months Ended
	Dec. 30, 2017	Jul. 01, 2017	Dec. 31, 2016	Jun. 25, 2016	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity
Cash dividends per share (USD per share)	$ 0.170	$ 0.150	$ 0.150	$ 0.140	$ 0.180
Issuance of shares under employee stock plans (in shares)					37,794	23,691	20,439
Issuance of shares under stock grant programs (in shares)					348,208	428,622	407,271
Issuance of shares under deferred compensation plans (in shares)					166,528	159,108	173,370
Repurchase of shares (in shares)					860,669	445,740	13,613